EVENTS SUBSEQUENT TO DECEMBER 31, 2017	12 Months Ended
Dec. 31, 2017
Events Subsequent To December 31 2017
EVENTS SUBSEQUENT TO DECEMBER 31, 2017

NOTE 20 - EVENTS SUBSEQUENT TO DECEMBER 31, 2017:

a.	On January 2, 2018, the Board of Directors approved a grant of 385,000 options to three management members. Each option will be exercisable into one ordinary share, each for an exercise price of $5.19. The options will vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date. The options will expire seven years after the date of grant. The value of the benefit in respect of said options, as calculated on the grant date, is approximately $1.1 million.

b.	On February 5, 2018, the Board of Directors approved a grant of 611,000 options to Company employees, where each option will be exercisable into one ordinary share, each for an exercise price of $6.67. The options will vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date. The options will expire seven years after the date of grant. The value of the benefit in respect of said options, as calculated on the grant date, is approximately $1.4 million.